INVESTMENTS - Investments In Associates (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 03, 2017	Feb. 25, 2016	Jan. 26, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Investment in associates				$ 1,550	$ 800
Purchase of interests in associates				$ 469	$ 500	$ 0
CHVG investment
Disclosure of associates [line items]
Proportion of ownership interest in associate				40.00%
Collokia investment
Disclosure of associates [line items]
Proportion of ownership interest in associate				19.50%
Investment in associates				$ 800
Investment in associates, shares issued		55,645
Purchase of interest in associate, shares		20,998
Purchase of interest in associate, price per share (In dollars per share)		$ 23.81
Purchase of interests in associates		$ 500
Acamica Group Companies
Disclosure of associates [line items]
Proportion of ownership interest in associate			100.00%
Acamica US
Disclosure of associates [line items]
Proportion of ownership interest in associate			100.00%
Acamica Argentina
Disclosure of associates [line items]
Proportion of ownership interest in associate			97.00%
Acamica Investment
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Investment in associates	$ 750